Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$783,982.85	0.0061139	$-	-	$783,982.85
Class B Notes	$22,680,000.00	1.0000000	$12,953,733.50	0.5711523	$9,726,266.50
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$85,203,982.85	0.0681278	$74,693,733.50	0.0597239	$10,510,249.34

Weighted Avg. Coupon (WAC)	3.30%		3.33%
Weighted Avg. Remaining Maturity (WARM)	15.85		15.14
Pool Receivables Balance	$105,947,352.84		$95,190,216.83
Remaining Number of Receivables	24,720		23,664

Adjusted Pool Balance	$104,105,678.04		$93,595,428.70

III. COLLECTIONS

Principal:
Principal Collections	$10,594,572.13
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$201,859.45
Total Principal Collections	$10,796,431.58

Interest:
Interest Collections	$297,963.74
Late Fees & Other Charges	$36,591.48
Interest on Repurchase Principal	$-
Total Interest Collections	$334,555.22

Collection Account Interest	$16,789.73
Reserve Account Interest	$5,417.54
Servicer Advances	$-

Total Collections	$11,153,194.07

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$11,153,194.07
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,153,194.07

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$88,289.46	$-	$88,289.46	$88,289.46
Collection Account Interest					$16,789.73
Late Fees & Other Charges					$36,591.48
Total due to Servicer					$141,670.67

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$895.05		$895.05

Total Class A interest:		$895.05		$895.05	$895.05

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$10,857,790.35

9. Regular Principal Distribution Amount:					$10,510,249.34

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$783,982.85
Class A Notes Total:		$783,982.85		$783,982.85
Class B Notes Total:		$9,726,266.50		$9,726,266.50
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$10,510,249.34		$10,510,249.34

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					347,541.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,841,674.80
Beginning Period Amount	$1,841,674.80
Current Period Amortization	$246,886.67
Ending Period Required Amount	$1,594,788.13
Ending Period Amount	$1,594,788.13
Next Distribution Date Required Amount	$1,370,154.63

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	18.16%	20.20%	20.20%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.19%	23,235	96.80%	$92,144,598.92
30 - 60 Days	1.41%	334	2.53%	$2,406,004.68
61 - 90 Days	0.33%	79	0.57%	$546,566.81
91-120 Days	0.07%	16	0.10%	$93,046.42
121 + Days	0.00%	0	0.00%	$-
Total		23,664		$95,190,216.83

Delinquent Receivables 30+ Days Past Due
Current Period	1.81%	429	3.20%	$3,045,617.91
1st Preceding Collection Period	1.86%	461	3.27%	$3,461,980.41
2nd Preceding Collection Period	1.73%	446	3.05%	$3,575,707.41
3rd Preceding Collection Period	1.69%	453	2.86%	$3,676,208.73
Four-Month Average	1.77%		3.09%

Repossession in Current Period		14		$90,511.22
Repossession Inventory		51		$59,949.38

Current Charge-Offs
Gross Principal of Charge-Offs				$162,563.88
Recoveries				$(201,859.45)
Net Loss				$(39,295.57)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.45%

Average Pool Balance for Current Period				$100,568,784.84

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.47%
1st Preceding Collection Period				-0.13%
2nd Preceding Collection Period				0.60%
3rd Preceding Collection Period				-0.62%
Four-Month Average				-0.15%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		21	2,665	$35,833,199.02
Recoveries		23	2,466	$(20,951,497.21)
Net Loss				$14,881,701.81
Cumulative Net Loss as a % of Initial Pool Balance				1.14%

Net Loss for Receivables that have experienced a Net Loss *		14	1,983	$15,012,356.19
Average Net Loss for Receivables that have experienced a Net Loss				$7,570.53

Principal Balance of Extensions				$527,579.23
Number of Extensions				68

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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